Management Compensation Plans (Schedule of Intrinsic Value of Stock Option Exercises) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Intrinsic value of stock options	$ 110	$ 20	$ 13